Annual Operating Expenses - VIPGovernmentMoneyMarketPortfolio-InitialServiceService2PRO - VIPGovernmentMoneyMarketPortfolio-InitialServiceService2PRO - VIP Government Money Market Portfolio	Apr. 29, 2024
VIP Government Money Market Portfolio - Initial Class
Operating Expenses:
Management fee	0.26%	[1],[2]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.01%	[2]
Total annual operating expenses	0.27%
VIP Government Money Market Portfolio - Service Class
Operating Expenses:
Management fee	0.26%	[1],[2]
Distribution and/or Service (12b-1) fees	0.10%
Other expenses	0.01%	[2]
Total annual operating expenses	0.37%
VIP Government Money Market Portfolio - Service Class 2
Operating Expenses:
Management fee	0.26%	[1],[2]
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.01%	[2]
Total annual operating expenses	0.52%

[1]
A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.08%, 0.08%, and 0.08% for Initial Class, Service Class, and Service Class 2, respectively, was previously charged under the services agreements.

[2]	B Adjusted to reflect current fees.